Summary of Restricted Stock Unit Activity (Detail) - Restricted Stock Units shares in Thousands	12 Months Ended
Dec. 31, 2015 $ / shares shares
Restricted Stock Units
Outstanding at December 31, 2014 | shares	354
Granted | shares	452
Vested | shares	(87)
Forfeited and expired | shares	(250)
Outstanding at December 31, 2015 | shares	469
Weighted-Average Grant-Date Fair Value
Outstanding at December 31, 2014 | $ / shares	$ 28.81
Granted | $ / shares	22.52
Vested | $ / shares	23.85
Forfeited and expired | $ / shares	29.01
Outstanding at December 31, 2015 | $ / shares	$ 23.57